RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Related Party Transactions Details Narrative
Purchased Inventory	$ 166,451	$ 260,685
Rent expenses	$ 14,647	$ 16,443